Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
It is the policy of the board of directors and the compensation committee to not take material,

non-public

information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally grant equity awards on a regularly scheduled basis in accordance with our equity award grant policy. Typically, annual equity awards to eligible employees, including our executive officers, are effective on the fifth trading day of the month following approval of such awards, which approval generally occurs at the regularly-scheduled meeting of our board of directors, our compensation committee, or its delegate(s) (as applicable). Annual awards to members of our board of directors are made on the date of our annual meeting of stockholders, and awards to new hires or in connection with a promotion are generally made on a regular basis and shall become effective on the fifth trading day of the month following the later of approval of the award or the employee’s date of hire or promotion, as applicable. During 2024, we did not grant stock options, stock appreciation rights or similar option-like instruments to any of our named executive officers during any period beginning four business days before and ending one business day after the filing or furnishing of a Form

10-K,

Form

10-Q

or Form

8-K

that discloses material nonpublic information.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false